Summary of Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Jan. 31, 2015	Apr. 30, 2014
Summary of Accounting Policies [Abstract]
Schedule of property plant and equipment useful lives
Asset	Useful Life (in years)
Building	30 years
Land	Indefinite
Building Improvements	30 years

Asset	Useful Life (in years)
Building	30 years
Land	Indefinite
Building Improvements	30 years